091-15264fn

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
FEB 19 2013
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

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| OMB Number: | 3235-0504 |
| Expires: | August 31, 2013 |
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FOR[redacted]**

13005105

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Equity
4. Name of Underlying Instrument:
   PowerShares S&P SmallCap Low Volatility Portfolio
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
   XSLV
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
   Cash
9. Position Limits of New Derivative Securities Product (if applicable):

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Chris Solgan

Title:
Senior Regulatory Counsel

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:

Date:
February 14, 2013

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | FEB 19 2013 |

**NSX** National Stock® Exchange

February 14, 2013

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange act of 1934, enclosed please find one original and nine copies of a completed Form 19b-4(e), executed on behalf of the National Stock Exchange, Inc. ("Exchange") for each of the following symbols which were recently approved for trading on the Exchange:

1. BIZD
2. FPE
3. YMLI
4. FORX
5. FXSG
6. XSLV
7. XMLV

Please contact me at (201) 499-3698 if you have any questions on the enclosed materials.

Sincerely,

Chris Solgan

Encls.

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | FEB 19 2013 |